Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIX CIRCLES TRUST
Entity Central Index Key	0001724826
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000252360 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Multi-Strategy Fund
Class Name	Six Circles Multi-Strategy Fund
Trading Symbol	CALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Multi-Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Multi-Strategy Fund	$33	0.67%
* This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 971,964,000
Holdings Count | Holding	750
Investment Company Portfolio Turnover	327.87%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$971,964

Total number of portfolio holdings	750

Portfolio turnover rate as of the end of the reporting period	327.87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Mortgage-Backed Securities	36.3%	U.S. Treasury Bills, 4.23%, 08/14/2025	10.8%

Short-Term Investments	30.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2055	7.1

Collateralized Mortgage Obligations	26.2	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	4.0

Loan Assignments	19.5	BlackRock Global Equity Market Neutral Fund	3.5

Asset-Backed Securities	8.6	U.S. Treasury Bills, 4.24%, 08/05/2025	2.4

Open End Fund	4.4	FNMA REMICS, Series 2024‑100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.66%, 01/25/2055	2.1

Corporate Bonds	2.2	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2055	2.0

Commercial Mortgage-Backed Security	0.1	U.S. Treasury Bills, 4.07%, 09/25/2025	2.0

Preferred Stock	0.0	U.S. Treasury Bills, 4.13%, 10/09/2025	1.7

Purchased Option contracts	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 08/01/2055	1.7

Short Positions	-5.2	Total % of Portfolio	37.3%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Mortgage-Backed Securities	36.3%	U.S. Treasury Bills, 4.23%, 08/14/2025	10.8%

Short-Term Investments	30.0	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 08/01/2055	7.1

Collateralized Mortgage Obligations	26.2	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	4.0

Loan Assignments	19.5	BlackRock Global Equity Market Neutral Fund	3.5

Asset-Backed Securities	8.6	U.S. Treasury Bills, 4.24%, 08/05/2025	2.4

Open End Fund	4.4	FNMA REMICS, Series 2024‑100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.66%, 01/25/2055	2.1

Corporate Bonds	2.2	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2055	2.0

Commercial Mortgage-Backed Security	0.1	U.S. Treasury Bills, 4.07%, 09/25/2025	2.0

Preferred Stock	0.0	U.S. Treasury Bills, 4.13%, 10/09/2025	1.7

Purchased Option contracts	0.0	FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 08/01/2055	1.7

Short Positions	-5.2	Total % of Portfolio	37.3%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199639 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles International Unconstrained Equity Fund
Class Name	Six Circles International Unconstrained Equity Fund
Trading Symbol	CIUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles International Unconstrained Equity Fund	$4	0.08%
* This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 17,172,647,000
Holdings Count | Holding	716
Investment Company Portfolio Turnover	16.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$17,172,647

Total number of portfolio holdings	716

Portfolio turnover rate as of the end of the reporting period	16.53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	5.6%
	SAP SE	4.7
	Novo Nordisk A/S, Class B	3.5
	ASML Holding NV	3.1
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
	L’Oreal SA	2.2
	HSBC Holdings plc	2.1
	Rolls-Royce Holdings plc	1.9
	Siemens AG	1.9
	Deutsche Telekom AG	1.8
	Total % of Portfolio	29.0%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	5.6%
	SAP SE	4.7
	Novo Nordisk A/S, Class B	3.5
	ASML Holding NV	3.1
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
	L’Oreal SA	2.2
	HSBC Holdings plc	2.1
	Rolls-Royce Holdings plc	1.9
	Siemens AG	1.9
	Deutsche Telekom AG	1.8
	Total % of Portfolio	29.0%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles U.S. Unconstrained Equity Fund
Class Name	Six Circles U.S. Unconstrained Equity Fund
Trading Symbol	CUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%
* This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
Net Assets	$ 28,045,926,000
Holdings Count | Holding	374
Investment Company Portfolio Turnover	33.35%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$28,045,926

Total number of portfolio holdings	374

Portfolio turnover rate as of the end of the reporting period	33.35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.4%
	NVIDIA Corp.	6.6
	Amazon.com, Inc.	6.5
	Walmart, Inc.	4.5
	Apple, Inc.	4.1
	Wells Fargo & Co.	3.0
	Meta Platforms, Inc., Class A	2.8
	Booking Holdings, Inc.	2.6
	Danaher Corp.	2.1
	Boston Scientific Corp.	2.1
	Total % of Portfolio	42.7%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.4%
	NVIDIA Corp.	6.6
	Amazon.com, Inc.	6.5
	Walmart, Inc.	4.5
	Apple, Inc.	4.1
	Wells Fargo & Co.	3.0
	Meta Platforms, Inc., Class A	2.8
	Booking Holdings, Inc.	2.6
	Danaher Corp.	2.1
	Boston Scientific Corp.	2.1
	Total % of Portfolio	42.7%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199640 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Ultra Short Duration Fund
Class Name	Six Circles Tax Aware Ultra Short Duration Fund
Trading Symbol	CUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Ultra Short Duration Fund	$7	0.14%
* This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[4]
Net Assets	$ 954,730,000
Holdings Count | Holding	450
Investment Company Portfolio Turnover	23.70%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$954,730

Total number of portfolio holdings	450

Portfolio turnover rate as of the end of the reporting period	23.70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	66.2%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.50%, 07/07/2025	2.6%

Corporate Bonds	12.3	New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.3

Asset-Backed Securities	7.9	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 3.90%, 07/01/2025	1.8

Collateralized Mortgage Obligations	5.8	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.7

Short-Term Investments	5.4	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.7

Foreign Government Securities	0.6	City of Rochester MN, Series A, Rev., VRDO, 1.75%, 07/07/2025	1.5

Mortgage-Backed Security	0.5	State of Ohio, Rev., VRDO, 1.70%, 07/07/2025	1.5

Commercial Mortgage-Backed Securities	0.4	Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.4

Certificates of Deposit	0.3	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.75%, 07/07/2025	1.4

U.S. Government Agency Security	0.2	New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.00%, 07/07/2025	1.2

U.S. Treasury Obligation	0.2	Total % of Portfolio	17.1%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	66.2%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.50%, 07/07/2025	2.6%

Corporate Bonds	12.3	New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.3

Asset-Backed Securities	7.9	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 3.90%, 07/01/2025	1.8

Collateralized Mortgage Obligations	5.8	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.7

Short-Term Investments	5.4	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.7

Foreign Government Securities	0.6	City of Rochester MN, Series A, Rev., VRDO, 1.75%, 07/07/2025	1.5

Mortgage-Backed Security	0.5	State of Ohio, Rev., VRDO, 1.70%, 07/07/2025	1.5

Commercial Mortgage-Backed Securities	0.4	Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.4

Certificates of Deposit	0.3	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.75%, 07/07/2025	1.4

U.S. Government Agency Security	0.2	New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.00%, 07/07/2025	1.2

U.S. Treasury Obligation	0.2	Total % of Portfolio	17.1%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000199642 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Ultra Short Duration Fund
Class Name	Six Circles Ultra Short Duration Fund
Trading Symbol	CUSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Ultra Short Duration Fund	$10	0.19%
* This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[5]
Net Assets	$ 719,924,000
Holdings Count | Holding	590
Investment Company Portfolio Turnover	41.66%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$719,924

Total number of portfolio holdings	590

Portfolio turnover rate as of the end of the reporting period	41.66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	51.1%	Canadian Treasury Bill, (Canada), Zero Coupon, 07/16/2025	1.9%

Short-Term Investments	18.4	U.S. Treasury Bills, 4.01%, 03/19/2026	1.7

Asset-Backed Securities	17.3	Japan Treasury Discount Bill, (Japan), Series 1299, Zero Coupon, 07/14/2025	1.5

Collateralized Mortgage Obligations	7.1	Japan Treasury Discount Bill, (Japan), Series 1303, Zero Coupon, 08/04/2025	1.5

Commercial Mortgage-Backed Securities	3.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.4

U.S. Treasury Obligations	1.5	Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.1

Mortgage-Backed Security	0.6	Japan Treasury Discount Bill, (Japan), Series 1279, Zero Coupon, 07/10/2025	1.0

Foreign Government Security	0.3	T‑Mobile USA, Inc., 2.25%, 02/15/2026	0.9

Certificates of Deposit	0.3	GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.8

		HCA, Inc., 3.13%, 03/15/2027	0.8

		Total % of Portfolio	12.6%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	51.1%	Canadian Treasury Bill, (Canada), Zero Coupon, 07/16/2025	1.9%

Short-Term Investments	18.4	U.S. Treasury Bills, 4.01%, 03/19/2026	1.7

Asset-Backed Securities	17.3	Japan Treasury Discount Bill, (Japan), Series 1299, Zero Coupon, 07/14/2025	1.5

Collateralized Mortgage Obligations	7.1	Japan Treasury Discount Bill, (Japan), Series 1303, Zero Coupon, 08/04/2025	1.5

Commercial Mortgage-Backed Securities	3.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.4

U.S. Treasury Obligations	1.5	Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.1

Mortgage-Backed Security	0.6	Japan Treasury Discount Bill, (Japan), Series 1279, Zero Coupon, 07/10/2025	1.0

Foreign Government Security	0.3	T‑Mobile USA, Inc., 2.25%, 02/15/2026	0.9

Certificates of Deposit	0.3	GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.8

		HCA, Inc., 3.13%, 03/15/2027	0.8

		Total % of Portfolio	12.6%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206545 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Trading Symbol	CMEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.06%
* This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[6]
Net Assets	$ 22,663,428,000
Holdings Count | Holding	706
Investment Company Portfolio Turnover	12.88%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$22,663,428

Total number of portfolio holdings	706

Portfolio turnover rate as of the end of the reporting period	12.88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.2%
	NVIDIA Corp.	7.7
	Apple, Inc.	5.5
	Amazon.com, Inc.	5.5
	Meta Platforms, Inc., Class A	3.3
	Walmart, Inc.	2.5
	Broadcom, Inc.	2.4
	Alphabet, Inc., Class A	2.1
	Alphabet, Inc., Class C	1.8
	Booking Holdings, Inc.	1.5
	Total % of Portfolio	40.5%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	Microsoft Corp.	8.2%
	NVIDIA Corp.	7.7
	Apple, Inc.	5.5
	Amazon.com, Inc.	5.5
	Meta Platforms, Inc., Class A	3.3
	Walmart, Inc.	2.5
	Broadcom, Inc.	2.4
	Alphabet, Inc., Class A	2.1
	Alphabet, Inc., Class C	1.8
	Booking Holdings, Inc.	1.5
	Total % of Portfolio	40.5%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218340 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Bond Fund
Class Name	Six Circles Tax Aware Bond Fund
Trading Symbol	CBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Tax Aware Bond Fund	$6	0.12%
* This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
Net Assets	$ 12,822,414,000
Holdings Count | Holding	4,187
Investment Company Portfolio Turnover	8.87%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$12,822,414

Total number of portfolio holdings	4,187

Portfolio turnover rate as of the end of the reporting period	8.87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	97.9%	New York City Transitional Finance Authority, Subordinated Future Tax, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.87%, 07/07/2025	0.3%
Short-Term Investments	2.7	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

		City of Rochester, Mayo Clinic, Rev., VRDO, 1.95%, 07/07/2025	0.3

		Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., VRDO, LOC: Bank of America NA, 1.95%, 07/07/2025	0.3

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3

		County of Franklin, OhioHealth Corp., Series D, Rev., VRDO, 1.95%, 07/07/2025	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Total % of Portfolio	2.7%
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Municipal Bonds	97.9%	New York City Transitional Finance Authority, Subordinated Future Tax, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.87%, 07/07/2025	0.3%
Short-Term Investments	2.7	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

		City of Rochester, Mayo Clinic, Rev., VRDO, 1.95%, 07/07/2025	0.3

		Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., VRDO, LOC: Bank of America NA, 1.95%, 07/07/2025	0.3

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3

		County of Franklin, OhioHealth Corp., Series D, Rev., VRDO, 1.95%, 07/07/2025	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Total % of Portfolio	2.7%
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000220641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Credit Opportunities Fund
Class Name	Six Circles Credit Opportunities Fund
Trading Symbol	CRDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Credit Opportunities Fund	$12	0.24%
* This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[8]
Net Assets	$ 8,662,204,000
Holdings Count | Holding	3,065
Investment Company Portfolio Turnover	28.94%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$8,662,204

Total number of portfolio holdings	3,065

Portfolio turnover rate as of the end of the reporting period	28.94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	80.2%	1261229 BC Ltd., (Canada), 10.00%, 04/15/2032	0.4%

Foreign Government Securities	8.2	HUB International Ltd., 7.38%, 01/31/2032	0.4

Loan Assignments	4.5	Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.4

Asset-Backed Securities	1.3	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4

Short-Term Investments	2.8	AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4

U.S. Treasury Obligations	1.1	UKG, Inc., 6.88%, 02/01/2031	0.3

Commercial Mortgage-Backed Securities	0.4	Cloud Software Group, Inc., 9.00%, 09/30/2029	0.3

Convertible Bonds	0.2	Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.3

Common Stocks	0.1	HUB International Ltd., 7.25%, 06/15/2030	0.3

Collateralized Mortgage Obligations	0.1	TransDigm, Inc., 6.38%, 05/31/2033	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.5%
Warrant	0.0
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Corporate Bonds	80.2%	1261229 BC Ltd., (Canada), 10.00%, 04/15/2032	0.4%

Foreign Government Securities	8.2	HUB International Ltd., 7.38%, 01/31/2032	0.4

Loan Assignments	4.5	Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.4

Asset-Backed Securities	1.3	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4

Short-Term Investments	2.8	AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4

U.S. Treasury Obligations	1.1	UKG, Inc., 6.88%, 02/01/2031	0.3

Commercial Mortgage-Backed Securities	0.4	Cloud Software Group, Inc., 9.00%, 09/30/2029	0.3

Convertible Bonds	0.2	Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.3

Common Stocks	0.1	HUB International Ltd., 7.25%, 06/15/2030	0.3

Collateralized Mortgage Obligations	0.1	TransDigm, Inc., 6.38%, 05/31/2033	0.3

Preferred Stocks	0.1	Total % of Portfolio	3.5%
Warrant	0.0
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000206546 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Trading Symbol	CMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Managed Equity Portfolio International Unconstrained Fund	$5	0.09%
* This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[9]
Net Assets	$ 9,148,861,000
Holdings Count | Holding	1,296
Investment Company Portfolio Turnover	27.24%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$9,148,861

Total number of portfolio holdings	1,296

Portfolio turnover rate as of the end of the reporting period	27.24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	4.8%

	SAP SE	3.8
	Novo Nordisk A/S, Class B	3.2
	ASML Holding NV	2.8
	L’Oreal SA	2.7
	Deutsche Telekom AG	2.0
	Siemens AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Rolls-Royce Holdings plc	1.6
	HSBC Holdings plc	1.6
	Total % of Portfolio	26.2%

1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Sector Allocation1)	Top Ten Holdings2)

	Nestle SA	4.8%

	SAP SE	3.8
	Novo Nordisk A/S, Class B	3.2
	ASML Holding NV	2.8
	L’Oreal SA	2.7
	Deutsche Telekom AG	2.0
	Siemens AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Rolls-Royce Holdings plc	1.6
	HSBC Holdings plc	1.6
	Total % of Portfolio	26.2%

2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

C000218339 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Global Bond Fund
Class Name	Six Circles Global Bond Fund
Trading Symbol	CGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.
Additional Information Phone Number	1‑212‑464‑2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Six Circles Global Bond Fund	$6	0.12%
* This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[10]
Net Assets	$ 14,555,077,000
Holdings Count | Holding	6,893
Investment Company Portfolio Turnover	88.19%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$14,555,077

Total number of portfolio holdings	6,893

Portfolio turnover rate as of the end of the reporting period	88.19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	62.6%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	1.0%

Corporate Bonds	14.3	U.S. Treasury Bills, 4.25%, 07/03/2025	0.8

Mortgage-Backed Securities	13.2	China Government Bond, (China), 2.67%, 05/25/2033	0.6

U.S. Treasury Obligations	11.0	FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 07/01/2055	0.6

Short-Term Investments	2.0	U.S. Treasury Notes, 4.25%, 11/15/2034	0.6

Collateralized Mortgage Obligations	1.8	U.S. Treasury Notes, 4.63%, 02/15/2035	0.6

Commercial Mortgage-Backed Securities	0.4	China Government Bond, (China), 2.40%, 07/15/2028	0.6

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.38%, 05/15/2034	0.6

U.S. Government Agency Securities	0.1	China Government Bond, (China), 2.52%, 08/25/2033	0.6

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.5

Purchased Option contract	0.0	Total % of Portfolio	6.5%

Short Positions	-1.6
1) Presented percentages may not sum to 100% due to rounding to the nearest percent.
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Asset Type1)		Top Ten Holdings2)

Foreign Government Securities	62.6%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 08/01/2055	1.0%

Corporate Bonds	14.3	U.S. Treasury Bills, 4.25%, 07/03/2025	0.8

Mortgage-Backed Securities	13.2	China Government Bond, (China), 2.67%, 05/25/2033	0.6

U.S. Treasury Obligations	11.0	FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 07/01/2055	0.6

Short-Term Investments	2.0	U.S. Treasury Notes, 4.25%, 11/15/2034	0.6

Collateralized Mortgage Obligations	1.8	U.S. Treasury Notes, 4.63%, 02/15/2035	0.6

Commercial Mortgage-Backed Securities	0.4	China Government Bond, (China), 2.40%, 07/15/2028	0.6

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.38%, 05/15/2034	0.6

U.S. Government Agency Securities	0.1	China Government Bond, (China), 2.52%, 08/25/2033	0.6

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.5

Purchased Option contract	0.0	Total % of Portfolio	6.5%

Short Positions	-1.6
2) Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.
[10]	This charge is annualized.